Prepayments - Summary of Current and Non-Current Prepayments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Non-current
Prepaid expenses	₨ 1,208	$ 13	₨ 1,505
Current
Total	₨ 2,003	$ 21	₨ 1,585